CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Revenues		$ 924,349	$ 679,008	$ 9,557
Cost of revenues:
Cost of revenues		(894,723)	(576,827)	(7,250)
Gross profit		29,626	102,181	2,307
Operating expenses:
Research and development expenses (including related parties amounts of US$107,669, US$135,334 and US$167,028 for the years ended December 31, 2024, 2023 and 2022, respectively)		(274,801)	(368,729)	(445,844)
Selling and marketing expenses (including related parties amounts of US$52,636, US$40,531 and US$6,964 for the years ended December 31, 2024, 2023 and 2022, respectively)		(322,310)	(328,935)	(151,331)
General and administrative expenses (including related parties amounts of US$10,873, US$13,085 and US$12,034 for the years ended December 31, 2024, 2023 and 2022, respectively)		(227,475)	(144,533)	(148,369)
Government grants		8,638	4,077	55,824
Total operating expenses		(815,948)	(838,120)	(689,720)
Operating loss		(786,322)	(735,939)	(687,413)
Interest expenses (including related parties amounts of US$19,504, nil and US$90 for the years ended December 31, 2024, 2023 and 2022, respectively)		(58,218)	(10,200)	(8,542)
Interest income (including related parties amounts of US$13,661, US$122 and US$24 for the years ended December 31, 2024, 2023 and 2022, respectively)		22,289	9,204	12,188
Investment income (loss), net		14,232	(1,162)	(3,246)
Share of results of equity method investments		(171)	(1,048)	(2,762)
Foreign currency exchange (losses) gains, net		(11,664)	42	(11,505)
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk		(285,423)	(10,039)	(22,991)
Loss before income taxes		(1,105,277)	(749,142)	(724,271)
Income tax expense		(2,012)	(1,113)	(292)
Net loss		(1,107,289)	(750,255)	(724,563)
Less: Net loss attributable to noncontrolling interests		(2,364)	(8,254)	(642)
Net loss attributable to ordinary shareholders		(1,104,925)	(742,001)	(723,921)
Accretion of Redeemable Convertible Preferred Shares		(2,979)	(15,121)	(910)
Net loss available to ordinary shareholders		$ (1,107,904)	$ (757,122)	$ (724,831)
Loss per ordinary share - Basic	[1]	$ (1.72)	$ (1.6)	$ (1.52)
Loss per ordinary share - Diluted	[1]	$ (1.72)	$ (1.60)	$ (1.52)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - Basic	[1]	645,227,356	474,621,603	475,805,054
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - Diluted	[1]	645,227,356	474,621,603	475,805,054
Other comprehensive income:
Fair value changes of liabilities due to instrument-specific credit risk, net of nil income taxes		$ 13,547	$ (8,650)	$ (893)
Foreign currency translation adjustment, net of nil income taxes		16,351	16,210	18,669
Total other comprehensive income (loss)		29,898	7,560	17,776
Total comprehensive loss		(1,077,391)	(742,695)	(706,787)
Less: Total comprehensive loss attributable to noncontrolling interests		(2,364)	(8,254)	(642)
Total comprehensive loss attributable to ordinary shareholders		(1,075,027)	(734,441)	(706,145)
Goods
Revenues:
Revenues		891,061	660,158	1,186
Cost of revenues:
Cost of revenues		(867,061)	(564,741)	(948)
Service
Revenues:
Revenues		33,288	18,850	8,371
Cost of revenues:
Cost of revenues		$ (27,662)	$ (12,086)	$ (6,302)

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.